5. Revenue - Narrative (Details) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)
Other revenue information
Contingent payment upon achievement of certain milestone under the collaboration agreement | $			$ 4.4
Revenue under contract liabilities		€ 230
Additional payments upon achievement of milestones | $						$ 5,000.0
Remaining performance obligations		€ 61,800
Performance obligations description		The remaining performance obligations at December 31, 2018 are approximately €61.8 million and are expected to be recognized as revenue to a large extent over the next two years.	The remaining performance obligations at December 31, 2018 are approximately €61.8 million and are expected to be recognized as revenue to a large extent over the next two years.
Amphivena
Other revenue information
Service fees to be received		€ 16,000
Revenue				€ 200	€ 3,400
Leukemia & Lymphoma Society
Other revenue information
Revenue		200		200	400
AbCheck
Other revenue information
Revenue		1,700		€ 1,600	€ 2,400
Genentech Inc
Other revenue information
Revenue		21,800
Collaboration agreement initial upfront payment received	€ 83,200		$ 96.0
Revenue under contract liabilities		€ 61,400